Quarterly portfolio holdings
John Hancock
Financial Industries Fund
U.S. equity
July 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 7-31-25 (unaudited)
	Shares	Value
Common stocks 99.2%		$295,418,143
(Cost $196,649,666)
Financials 98.2%		292,323,209
Banks 37.1%
American Business Bank	64,829	3,175,973
Bank of America Corp.	231,816	10,957,942
Bank of Ireland Group PLC	216,396	2,901,864
CaixaBank SA	343,573	3,232,440
Citigroup, Inc.	138,054	12,935,660
Coastal Financial Corp. (A)	22,658	2,179,700
Dime Community Bancshares, Inc.	91,757	2,542,586
JPMorgan Chase & Co.	46,026	13,634,742
M&T Bank Corp.	57,695	10,887,047
Old National Bancorp	266,304	5,621,677
Pinnacle Financial Partners, Inc.	57,523	5,055,696
Popular, Inc.	44,160	5,059,853
Renasant Corp.	50,776	1,860,433
Sumitomo Mitsui Trust Group, Inc.	167,200	4,383,108
Synovus Financial Corp.	134,085	6,334,175
Washington Trust Bancorp, Inc.	44,248	1,192,041
Wells Fargo & Company	172,236	13,887,387
Zions Bancorp NA	82,472	4,422,149
Capital markets 28.6%
Ameriprise Financial, Inc.	10,511	5,446,695
Ares Management Corp., Class A	34,323	6,367,946
CME Group, Inc.	25,240	7,023,787
GCM Grosvenor, Inc., Class A	115,325	1,359,682
KKR & Company, Inc.	59,255	8,685,598
Marex Group PLC	101,707	3,923,856
Morgan Stanley	64,608	9,204,056
Nasdaq, Inc.	123,626	11,895,294
Partners Group Holding AG	5,755	7,736,426
The Carlyle Group, Inc.	145,145	8,804,496
The Goldman Sachs Group, Inc.	13,795	9,981,924
Tradeweb Markets, Inc., Class A	34,357	4,760,162
Consumer finance 3.3%
American Express Company	14,935	4,470,195
Capital One Financial Corp.	24,668	5,303,620
Financial services 8.3%
Equitable Holdings, Inc.	100,996	5,186,145
Mastercard, Inc., Class A	13,360	7,568,039
PayPal Holdings, Inc. (A)	61,433	4,224,133
Visa, Inc., Class A	22,618	7,813,840
Insurance 20.9%
American Integrity Insurance Group, Inc. (A)	122,944	2,294,135
American International Group, Inc.	37,247	2,891,485
Arthur J. Gallagher & Company	22,751	6,535,225
Bowhead Specialty Holdings, Inc. (A)	46,933	1,525,323
Chubb, Ltd.	22,410	5,961,956
MetLife, Inc.	50,206	3,813,146
NN Group NV	89,927	6,055,288
Palomar Holdings, Inc. (A)	41,939	5,556,498
Reinsurance Group of America, Inc.	11,926	2,295,159
Skyward Specialty Insurance Group, Inc. (A)	84,046	4,251,047
The Allstate Corp.	25,494	5,181,656
2	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
The Hartford Insurance Group, Inc.	28,143	$3,500,708
The Progressive Corp.	23,518	5,692,297
Unum Group	93,983	6,748,919
Real estate 1.0%		3,094,934
Specialized REITs 1.0%
Digital Realty Trust, Inc.	17,541	3,094,934

	Yield (%)	Shares	Value
Short-term investments 1.4%			$4,040,319
(Cost $4,040,238)
Short-term funds 1.4%			4,040,319
John Hancock Collateral Trust (B)	4.2650(C)	403,955	4,040,319

Total investments (Cost $200,689,904) 100.6%	$299,458,462
Other assets and liabilities, net (0.6%)	(1,785,109)
Total net assets 100.0%	$297,673,353

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 7-31-25.
The fund had the following country composition as a percentage of net assets on 7-31-25:
United States	86.8%
Switzerland	4.6%
Netherlands	2.0%
Puerto Rico	1.7%
Japan	1.5%
United Kingdom	1.3%
Spain	1.1%
Ireland	1.0%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2025, by major security category or type:
	Total value at 7-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$110,264,473	$99,747,061	$10,517,412	—
Capital markets	85,189,922	77,453,496	7,736,426	—
Consumer finance	9,773,815	9,773,815	—	—
Financial services	24,792,157	24,792,157	—	—
Insurance	62,302,842	56,247,554	6,055,288	—
Real estate
Specialized REITs	3,094,934	3,094,934	—	—
Short-term investments	4,040,319	4,040,319	—	—
Total investments in securities	$299,458,462	$275,149,336	$24,309,126	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	403,955	$4,211,555	$121,356,822	$(121,527,926)	$1,335	$(1,467)	$186,860	—	$4,040,319
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
4	|